Proposed Public Offering (Details Narrative)	1 Months Ended
Oct. 15, 2020 $ / shares shares
Price per share	$ 10.00
Proposed Public Offering [Member]
Shares issued during the period | shares	5,000,000
Price per share	$ 10.00
Over allotments description	The Company will grant the underwriters a 45-day option from the date of the final prospectus relating to the Proposed Public Offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price, less underwriting discounts and commissions.
Over-Allotment Option [Member]
Shares issued during the period | shares	5,750,000
Public Warrant [Member] | Class A Common Stock [Member]
Price per share	$ 11.50